Form N-1A Cover	Sep. 30, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VANGUARD WORLD FUND
Entity Central Index Key	0000052848
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Prospectus Date	Jan. 28, 2026
Supplement to Prospectus [Text Block]	Vanguard Mega Cap Growth ETFSupplement to the Prospectus and Summary Prospectus Dated January 28, 2026As approved by the Fund’s Board of Trustees, Vanguard Mega Cap Growth ETF (the “Fund”) has reduced its expense ratio. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Mega Cap Growth ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0412b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.051The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$5$16$28$64This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.© 2026 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 3138A 022026Vanguard Mega Cap Growth Index FundSupplement to the Prospectus and Summary Prospectus Dated January 28, 2026As approved by the Fund’s Board of Trustees, Vanguard Mega Cap Growth Index Fund (the “Fund”) has reduced its expense ratio for Institutional Shares. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Mega Cap Growth Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0412b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.051The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$5$16$28$64© 2026 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PSI 838A 022026